Note 25 - Contingencies (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Total provisions	$ 3,066	$ 3,818	$ 3,932	$ 2,758
Litigation provision [member]
Statement Line Items [Line Items]
Total provisions	$ 1,100